Schedule of Investments(a)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–57.61%
Aerospace & Defense–0.66%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$373,000	$373,621
5.75%, 03/15/2022(b)	663,000	627,198
7.50%, 03/15/2025(b)	3,525,000	2,850,844
7.88%, 04/15/2027(b)	1,486,000	1,187,507
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	364,000	379,925
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	4,064,000	4,078,468
TransDigm, Inc.,
6.50%, 07/15/2024	615,000	618,100
6.50%, 05/15/2025	391,000	384,198
6.25%, 03/15/2026(b)	420,000	443,627
Triumph Group, Inc.,
5.25%, 06/01/2022	1,149,000	938,141
7.75%, 08/15/2025	2,635,000	1,720,260
		13,601,889
Agricultural & Farm Machinery–0.14%
Titan International, Inc., 6.50%, 11/30/2023	4,268,000	2,853,777
Airlines–0.04%
Delta Air Lines, Inc., 7.38%, 01/15/2026	898,000	891,032
Alternative Carriers–0.20%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	1,418,000	1,607,658
Level 3 Financing, Inc.,
5.38%, 05/01/2025	1,268,000	1,312,380
5.25%, 03/15/2026	1,084,000	1,133,560
		4,053,598
Aluminum–0.07%
Novelis Corp., 4.75%, 01/30/2030(b)	1,415,000	1,479,220
Apparel Retail–0.35%
L Brands, Inc.,
6.88%, 11/01/2035	3,395,000	3,260,303
6.75%, 07/01/2036	190,000	183,987
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	3,978,000	3,734,586
		7,178,876
Apparel, Accessories & Luxury Goods–0.13%
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	1,538,000	1,655,273
William Carter Co. (The),
5.50%, 05/15/2025(b)	178,000	189,738
5.63%, 03/15/2027(b)	853,000	910,923
		2,755,934
Auto Parts & Equipment–0.40%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	1,328,000	1,240,850
	Principal Amount	Value
Auto Parts & Equipment–(continued)
Clarios Global L.P., 6.75%, 05/15/2025(b)	$620,000	$667,473
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	1,244,000	1,309,497
Dana, Inc.,
5.50%, 12/15/2024	1,302,000	1,336,041
5.38%, 11/15/2027	1,107,000	1,169,545
5.63%, 06/15/2028	245,000	257,651
Hertz Corp. (The),
7.63%, 06/01/2022(b)(c)	596,000	529,129
7.13%, 08/01/2026(b)(c)	775,000	303,610
Tenneco, Inc., 5.00%, 07/15/2026	2,041,000	1,373,909
		8,187,705
Automobile Manufacturers–0.45%
Ford Motor Co., 4.75%, 01/15/2043	1,475,000	1,353,313
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	37,000	38,514
5.13%, 06/16/2025	682,000	728,090
5.11%, 05/03/2029	2,829,000	3,019,957
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	3,958,000	4,189,780
		9,329,654
Automotive Retail–0.46%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	301,000	309,277
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	3,864,000	4,006,582
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	489,000	510,342
4.63%, 12/15/2027(b)	990,000	1,054,647
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	1,141,000	1,213,522
4.75%, 09/15/2029	332,000	351,749
Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,028,000	2,123,955
		9,570,074
Broadcasting–0.45%
AMC Networks, Inc.,
5.00%, 04/01/2024	260,000	264,875
4.75%, 08/01/2025	933,000	957,823
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	2,973,000	2,705,950
Gray Television, Inc., 7.00%, 05/15/2027(b)	1,353,000	1,481,738
iHeartCommunications, Inc., 8.38%, 05/01/2027	3,492,000	3,472,148
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	849,000	378,777
		9,261,311

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Building Products–0.05%
Standard Industries, Inc., 6.00%, 10/15/2025(b)	$1,041,000	$1,087,403
Cable & Satellite–1.27%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	2,239,000	2,410,283
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	5,902,000	6,174,967
4.50%, 08/15/2030(b)	290,000	307,735
CSC Holdings LLC,
10.88%, 10/15/2025(b)	657,000	705,027
5.50%, 05/15/2026(b)	623,000	654,150
6.50%, 02/01/2029(b)	2,393,000	2,744,472
4.63%, 12/01/2030(b)	1,200,000	1,261,782
DISH DBS Corp.,
5.88%, 11/15/2024	5,018,000	5,239,620
7.75%, 07/01/2026	169,000	190,778
DISH Network Corp., Conv., 3.38%, 08/15/2026	2,055,000	1,897,032
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(c)	2,049,000	1,288,360
0.00%, 10/15/2024(b)(c)	1,613,000	1,068,613
9.75%, 07/15/2025(b)(c)	746,000	497,284
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	400,000	424,000
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	384,000	390,649
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	16,000	17,043
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	549,000	580,927
Ziggo Bond Co B.V. (Netherlands), 5.13%, 02/28/2030(b)	442,000	471,415
		26,324,137
Casinos & Gaming–0.69%
Boyd Gaming Corp.,
8.63%, 06/01/2025(b)	621,000	685,354
6.38%, 04/01/2026	729,000	746,416
6.00%, 08/15/2026	567,000	576,106
4.75%, 12/01/2027(b)	284,000	273,608
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	423,000	395,505
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	375,000	232,125
Colt Merger Sub, Inc.,
5.75%, 07/01/2025(b)	307,000	320,048
8.13%, 07/01/2027(b)	879,000	896,628
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	545,000	557,324
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	411,000	435,594
MGM Resorts International,
7.75%, 03/15/2022	404,000	430,513
6.75%, 05/01/2025	1,584,000	1,649,855
4.63%, 09/01/2026	2,473,000	2,400,900
	Principal Amount	Value
Casinos & Gaming–(continued)
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	$626,000	$629,299
8.25%, 03/15/2026(b)	593,000	594,954
7.00%, 05/15/2028(b)	1,713,000	1,578,855
Station Casinos LLC, 4.50%, 02/15/2028(b)	775,000	696,047
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	1,221,000	1,150,792
		14,249,923
Coal & Consumable Fuels–0.24%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	568,000	586,636
4.13%, 02/15/2028(b)	413,000	407,838
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	4,358,000	4,022,935
		5,017,409
Commodity Chemicals–0.18%
Koppers, Inc., 6.00%, 02/15/2025(b)	1,589,000	1,641,612
Olin Corp., 5.63%, 08/01/2029	2,247,000	2,160,164
		3,801,776
Communications Equipment–0.07%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	857,000	876,840
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	580,000	638,835
		1,515,675
Construction & Engineering–0.12%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	990,000	1,041,975
Valmont Industries, Inc., 5.00%, 10/01/2044	1,286,000	1,429,672
		2,471,647
Construction Materials–0.03%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	645,000	625,747
Consumer Finance–0.39%
Navient Corp.,
7.25%, 01/25/2022	630,000	662,901
7.25%, 09/25/2023	4,349,000	4,600,481
5.00%, 03/15/2027	750,000	719,235
OneMain Finance Corp., 8.88%, 06/01/2025	1,808,000	2,041,865
		8,024,482
Copper–0.45%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	2,424,000	2,451,270
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	3,996,000	4,497,119
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	2,682,000	2,295,832
		9,244,221
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Data Processing & Outsourced Services–0.13%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	$1,764,000	$1,637,212
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	1,101,000	1,107,766
		2,744,978
Department Stores–0.23%
Kohl’s Corp., 5.55%, 07/17/2045	1,721,000	1,546,010
Macy’s, Inc., 8.38%, 06/15/2025(b)	1,632,000	1,711,087
Nordstrom, Inc., 8.75%, 05/15/2025(b)	1,430,000	1,566,684
		4,823,781
Distributors–0.21%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(d)	4,199,000	4,253,671
Diversified Banks–15.23%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), 5.75%, 09/26/2023(b)	1,637,000	1,800,545
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	1,441,000	1,330,620
Barclays Bank PLC (United Kingdom),
18.16%, 08/10/2020(b)	17,948,000	18,568,638
22.20%, 08/17/2020(b)	9,330,000	9,343,122
57.92%, 08/18/2020(b)	9,300,000	9,619,518
14.23%, 08/31/2020(b)	17,998,000	18,054,806
54.87%, 09/08/2020(b)	9,330,000	9,369,500
7.63%, 11/21/2022	418,000	459,638
Barclays PLC (United Kingdom), 7.88%(b)(e)	410,000	421,923
BNP Paribas Issuance B.V. (France),
18.55%, 08/17/2020(b)	8,821,000	8,778,080
20.38%, 08/18/2020(b)	8,855,000	9,212,796
14.00%, 08/24/2020(b)	17,729,000	18,125,802
14.56%, 09/02/2020(b)	18,467,000	19,174,649
16.24%, 09/08/2020(b)	9,019,000	8,833,630
Citigroup Global Markets Holdings, Inc.,
18.00%, 08/25/2020(b)	17,990,000	18,783,910
14.00%, 08/27/2020(b)	17,660,000	18,100,516
Credit Agricole S.A. (France), 8.13%(b)(e)	1,317,000	1,540,549
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	1,250,000	1,320,875
Export-Import Bank of India (India), 3.88%, 02/01/2028(b)	1,961,000	2,070,482
JPMorgan Chase Bank N.A.,
14.10%, 08/20/2020(b)	17,845,000	18,646,488
13.56%, 09/03/2020(b)	17,483,000	17,547,855
Royal Bank of Canada (Canada),
13.36%, 08/14/2020(b)	18,418,000	18,963,125
17.66%, 08/19/2020(b)	17,816,000	18,513,475
15.49%, 08/21/2020(b)	17,652,000	18,061,774
17.37%, 08/28/2020	8,942,000	8,488,831
Societe Generale S.A. (France), 7.38%(b)(e)	542,000	555,062
Standard Chartered PLC (United Kingdom), 7.50%(b)(e)	427,000	443,736
	Principal Amount	Value
Diversified Banks–(continued)
Toronto-Dominion Bank (The) (Canada),
16.98%, 09/01/2020(b)	$17,685,000	$17,723,688
15.00%, 09/09/2020(b)	18,029,000	18,054,648
Vnesheconombank Via VEB Finance PLC (Russia),
5.94%, 11/21/2023(b)	1,450,000	1,616,048
6.80%, 11/22/2025(b)	1,418,000	1,695,049
		315,219,378
Diversified Capital Markets–1.78%
Credit Suisse AG (Switzerland),
0.00%, 08/03/2020(f)	17,347,000	18,369,625
Series DN11, 20.20%, 08/07/2020	17,726,000	18,539,410
		36,909,035
Diversified Chemicals–0.25%
Chemours Co. (The), 7.00%, 05/15/2025	1,122,000	1,142,757
CNAC HK Finbridge Co. Ltd. (China), 5.13%, 03/14/2028(b)	2,200,000	2,625,476
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	1,516,000	1,501,787
		5,270,020
Diversified Metals & Mining–0.54%
China Minmetals Corp. (China), 3.75%(b)(e)	1,347,000	1,377,723
Corp. Nacional del Cobre de Chile (Chile),
5.63%, 09/21/2035(b)	1,450,000	1,872,003
6.15%, 10/24/2036(b)	1,390,000	1,882,717
5.63%, 10/18/2043(b)	95,000	131,673
4.88%, 11/04/2044(b)	105,000	135,040
4.50%, 08/01/2047(b)	2,340,000	2,922,004
Hudbay Minerals, Inc. (Peru), 7.63%, 01/15/2025(b)	2,773,000	2,813,042
		11,134,202
Diversified REITs–0.30%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	200,000	200,071
5.00%, 04/15/2023	1,253,000	1,157,459
iStar, Inc., 4.75%, 10/01/2024	3,233,000	3,198,649
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	515,000	522,645
3.75%, 02/15/2027(b)	517,000	521,767
4.13%, 08/15/2030(b)	679,000	687,997
		6,288,588
Diversified Support Services–0.09%
Brazil Minas SPE via State of Minas Gerais (Brazil), 5.33%, 02/15/2028(b)	782,400	807,828
IAA, Inc., 5.50%, 06/15/2027(b)	926,000	989,084
		1,796,912
Electric Utilities–0.28%
DPL, Inc., 4.35%, 04/15/2029	1,091,000	1,153,550
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc., Series K, Investment Units, 5.25%, 06/01/2076	$78,652	$2,060,682
NRG Energy, Inc.,
7.25%, 05/15/2026	541,000	584,726
5.25%, 06/15/2029(b)	990,000	1,096,905
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	864,000	904,500
		5,800,363
Electrical Components & Equipment–0.11%
EnerSys, 5.00%, 04/30/2023(b)	2,194,000	2,255,202
Electronic Equipment & Instruments–0.09%
MTS Systems Corp., 5.75%, 08/15/2027(b)	1,834,000	1,791,836
Environmental & Facilities Services–0.11%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	414,000	440,314
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,846,000	1,879,052
		2,319,366
Fertilizers & Agricultural Chemicals–0.06%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	1,110,000	1,156,986
Food Distributors–0.09%
Prosperous Ray Ltd. (China), 4.63%, 11/12/2023(b)	1,750,000	1,882,437
Food Retail–0.21%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
6.63%, 06/15/2024	1,316,000	1,370,745
7.50%, 03/15/2026(b)	168,000	189,393
4.63%, 01/15/2027(b)	488,000	516,575
5.88%, 02/15/2028(b)	353,000	387,107
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	1,919,000	1,933,594
		4,397,414
Forest Products–0.09%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	1,779,000	1,900,968
Gas Utilities–0.15%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	1,355,000	1,498,311
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.50%, 06/01/2024	1,238,000	1,265,007
5.88%, 03/01/2027	130,000	132,738
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	195,000	206,907
		3,102,963
Health Care Facilities–0.57%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	1,477,000	1,523,311
	Principal Amount	Value
Health Care Facilities–(continued)
Community Health Systems, Inc.,
9.88%, 06/30/2023(b)(g)	$867,000	$688,090
6.63%, 02/15/2025(b)	1,704,000	1,725,811
8.00%, 03/15/2026(b)	1,358,000	1,392,317
Encompass Health Corp., 4.75%, 02/01/2030	623,000	659,327
HCA, Inc.,
5.38%, 02/01/2025	743,000	838,836
5.88%, 02/15/2026	1,322,000	1,548,789
5.38%, 09/01/2026	1,261,000	1,446,935
Tenet Healthcare Corp.,
8.13%, 04/01/2022	955,000	1,030,206
7.50%, 04/01/2025(b)	561,000	621,456
4.63%, 06/15/2028(b)	253,000	266,667
		11,741,745
Health Care REITs–0.07%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	1,362,000	1,463,299
Health Care Services–0.21%
DaVita, Inc., 4.63%, 06/01/2030(b)	863,000	918,815
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	3,021,000	2,797,627
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	1,220,000	713,700
		4,430,142
Home Improvement Retail–0.02%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	497,000	488,807
Homebuilding–0.49%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	2,320,000	2,513,859
KB Home, 4.80%, 11/15/2029	733,000	764,611
Lennar Corp., 5.25%, 06/01/2026	1,133,000	1,267,045
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	1,473,000	1,532,841
Meritage Homes Corp.,
6.00%, 06/01/2025	589,000	678,201
5.13%, 06/06/2027	328,000	352,128
PulteGroup, Inc., 6.38%, 05/15/2033	11,000	13,788
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	958,000	1,048,713
5.75%, 01/15/2028(b)	1,264,000	1,423,605
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	600,000	635,187
		10,229,978
Hotel & Resort REITs–0.07%
Service Properties Trust, 4.95%, 10/01/2029	1,581,000	1,354,719
Hotels, Resorts & Cruise Lines–0.16%
Carnival Corp.,
11.50%, 04/01/2023(b)	1,130,000	1,231,389
10.50%, 02/01/2026(b)	300,000	311,313
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(b)	$779,000	$821,537
9.13%, 06/15/2023(b)	696,000	712,530
11.50%, 06/01/2025(b)	194,000	213,922
		3,290,691
Household Products–0.13%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	283,000	302,369
7.75%, 01/15/2027(b)	891,000	991,073
4.75%, 06/15/2028(b)	245,000	263,105
Spectrum Brands, Inc., 5.75%, 07/15/2025	1,021,000	1,054,182
		2,610,729
Housewares & Specialties–0.04%
Newell Brands, Inc., 4.88%, 06/01/2025	679,000	739,261
Independent Power Producers & Energy Traders–0.14%
AES Corp. (The), 5.50%, 04/15/2025	671,000	693,220
Calpine Corp.,
5.50%, 02/01/2024	1,006,000	1,024,008
5.13%, 03/15/2028(b)	608,000	632,420
5.00%, 02/01/2031(b)	486,000	499,307
		2,848,955
Industrial Machinery–0.51%
Clark Equipment Co. (South Korea), 5.88%, 06/01/2025(b)	566,000	597,484
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	3,859,000	3,709,059
EnPro Industries, Inc., 5.75%, 10/15/2026	2,826,000	2,934,971
Hillenbrand, Inc., 5.75%, 06/15/2025	453,000	487,824
Mueller Industries, Inc., 6.00%, 03/01/2027	2,847,000	2,885,605
		10,614,943
Integrated Oil & Gas–1.31%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	1,942,000	1,847,481
KazMunayGas National Co. JSC (Kazakhstan), 6.38%, 10/24/2048(b)	1,000,000	1,339,500
Occidental Petroleum Corp.,
2.70%, 08/15/2022	2,709,000	2,620,158
2.90%, 08/15/2024	952,000	897,660
3.20%, 08/15/2026	3,283,000	2,995,508
3.50%, 08/15/2029	1,058,000	942,011
4.10%, 02/15/2047	2,302,000	1,812,825
Petroleos Mexicanos (Mexico),
6.84%, 01/23/2030(b)	3,100,000	2,886,798
5.95%, 01/28/2031(b)	636,000	547,790
6.63%, 06/15/2035	3,555,000	3,047,577
7.69%, 01/23/2050(b)	4,600,000	4,052,324
Saudi Arabian Oil Co. (Saudi Arabia), 4.25%, 04/16/2039(b)	2,812,000	3,390,341
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Sinopec Group Overseas Development (2012) Ltd. (China), 3.90%, 05/17/2022(b)	$794,000	$833,758
		27,213,731
Integrated Telecommunication Services–0.65%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	1,841,000	2,113,698
Altice France S.A. (France), 7.38%, 05/01/2026(b)	2,200,000	2,348,940
CommScope, Inc., 8.25%, 03/01/2027(b)	1,490,000	1,608,686
Embarq Corp., 8.00%, 06/01/2036	2,050,000	2,407,151
Frontier Communications Corp.,
10.50%, 09/15/2022(c)	5,204,000	1,826,682
11.00%, 09/15/2025(c)	1,784,000	640,403
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	202,000	246,980
7.20%, 07/18/2036	1,677,000	2,208,190
		13,400,730
Interactive Media & Services–0.25%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	1,823,000	1,657,499
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	3,003,000	2,319,772
6.63%, 08/15/2027(b)	2,352,000	1,290,660
		5,267,931
Internet & Direct Marketing Retail–0.07%
QVC, Inc., 5.45%, 08/15/2034	1,581,000	1,501,950
Internet Services & Infrastructure–0.10%
EIG Investors Corp., 10.88%, 02/01/2024	165,000	169,314
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)	1,872,000	1,957,082
		2,126,396
Investment Banking & Brokerage–3.35%
Goldman Sachs Group, Inc. (The),
12.85%, 08/07/2020(b)	17,571,000	18,586,875
17.75%, 08/26/2020(b)	9,330,000	9,190,139
56.50%, 08/26/2020(b)	9,330,000	9,359,588
54.90%, 08/28/2020(b)	9,330,000	8,961,842
14.65%, 09/10/2020(b)	18,467,000	18,434,646
MDGH - GMTN B.V. (United Arab Emirates),
4.50%, 11/07/2028(b)	1,180,000	1,431,644
3.75%, 04/19/2029(b)	1,740,000	2,015,425
NFP Corp., 6.88%, 08/15/2028(b)	1,409,000	1,417,806
		69,397,965
Leisure Facilities–0.01%
Viking Cruises Ltd., 13.00%, 05/15/2025(b)	244,000	266,491
Leisure Products–0.08%
Mattel, Inc., 6.75%, 12/31/2025(b)	1,587,000	1,701,375
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Managed Health Care–0.17%
Centene Corp.,
5.25%, 04/01/2025(b)	$1,088,000	$1,132,880
5.38%, 06/01/2026(b)	736,000	788,006
5.38%, 08/15/2026(b)	645,000	692,772
4.63%, 12/15/2029	839,000	936,789
		3,550,447
Metal & Glass Containers–0.13%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	447,000	467,562
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	1,561,000	1,622,808
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)	485,000	525,922
		2,616,292
Movies & Entertainment–0.30%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	3,061,000	880,038
10.50%, 04/24/2026(b)	527,000	467,187
6.13%, 05/15/2027	452,000	129,950
Netflix, Inc.,
5.88%, 11/15/2028	3,554,000	4,395,534
5.38%, 11/15/2029(b)	270,000	327,375
		6,200,084
Multi-Utilities–0.27%
Dominion Energy, Inc., Series A, Investment Units, 5.25%, 07/30/2076	95,521	2,485,457
DTE Energy Co.,
Series B, Investment Units, 5.38%, 06/01/2076	35,820	926,663
Series F, Investment Units, 6.00%, 12/15/2076	33,432	890,629
Series E, Investment Units, 5.25%, 12/01/2077	47,761	1,270,920
		5,573,669
Oil & Gas Drilling–0.15%
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(c)	462,000	52,301
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	1,231,000	496,235
Nabors Industries, Inc., 5.75%, 02/01/2025	1,000,000	398,645
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	85,492	81,527
7.75%, 12/15/2023	144,000	108,525
5.25%, 11/15/2024	1,351,000	954,002
Transocean, Inc.,
8.00%, 02/01/2027(b)	699,000	351,020
7.50%, 04/15/2031	1,961,000	534,372
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026	2,387,000	138,816
		3,115,443
Oil & Gas Equipment & Services–0.07%
Oil and Gas Holding Co. BSCC (The) (Bahrain), 7.50%, 10/25/2027(b)	1,000,000	1,092,019
	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
SESI LLC, 7.13%, 12/15/2021(b)	$671,000	$270,077
		1,362,096
Oil & Gas Exploration & Production–1.13%
Antero Resources Corp.,
5.63%, 06/01/2023	763,000	548,551
5.00%, 03/01/2025	383,000	243,923
Apache Corp.,
5.10%, 09/01/2040	1,626,000	1,585,350
4.75%, 04/15/2043	356,000	339,090
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	812,000	673,688
Callon Petroleum Co.,
6.13%, 10/01/2024	1,138,000	350,453
6.38%, 07/01/2026	814,000	255,238
Centennial Resource Production LLC, 6.88%, 04/01/2027(b)	436,000	198,557
CNX Resources Corp., 7.25%, 03/14/2027(b)	466,000	457,253
Comstock Resources, Inc., 9.75%, 08/15/2026	724,000	726,147
Continental Resources, Inc.,
4.50%, 04/15/2023	1,980,000	1,981,327
3.80%, 06/01/2024	305,000	295,993
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	325,000	341,962
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)(c)	1,452,000	18,150
EQT Corp.,
7.88%, 02/01/2025	505,000	557,467
3.90%, 10/01/2027	378,000	357,051
8.75%, 02/01/2030	644,000	746,428
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	12,000	11,129
6.25%, 05/15/2026	2,951,000	2,784,446
7.75%, 02/01/2028	1,691,000	1,632,407
Gulfport Energy Corp.,
6.63%, 05/01/2023	777,000	462,501
6.00%, 10/15/2024	872,000	459,322
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	1,093,000	1,008,085
Laredo Petroleum, Inc., 10.13%, 01/15/2028	393,000	280,012
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	938,000	922,317
Oasis Petroleum, Inc., 6.88%, 01/15/2023	658,000	128,721
PDC Energy, Inc., 5.75%, 05/15/2026	146,000	146,783
QEP Resources, Inc., 5.63%, 03/01/2026	1,398,000	818,746
Range Resources Corp., 4.88%, 05/15/2025	943,000	792,709
SM Energy Co.,
6.75%, 09/15/2026	725,000	365,081
6.63%, 01/15/2027	1,154,000	571,697
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Southwestern Energy Co.,
7.50%, 04/01/2026	$510,000	$480,116
7.75%, 10/01/2027	568,000	535,510
Whiting Petroleum Corp.,
5.75%, 03/15/2021(c)	1,439,000	246,429
6.25%, 04/01/2023(c)	1,767,000	323,582
6.63%, 01/15/2026(c)	2,061,000	359,181
WPX Energy, Inc.,
5.75%, 06/01/2026	940,000	961,531
5.25%, 10/15/2027	235,000	232,166
5.88%, 06/15/2028	117,000	120,001
4.50%, 01/15/2030	110,000	102,613
		23,421,713
Oil & Gas Refining & Marketing–0.68%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	2,628,000	2,663,517
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	795,000	444,640
NuStar Logistics L.P., 6.00%, 06/01/2026	2,795,000	2,869,668
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	2,391,000	2,540,473
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	1,555,000	1,254,691
Petroliam Nasional Bhd. (Malaysia), 7.63%, 10/15/2026(b)	1,920,000	2,612,177
Petronas Capital Ltd. (Malaysia), 4.50%, 03/18/2045(b)	1,250,000	1,686,517
		14,071,683
Oil & Gas Storage & Transportation–0.99%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	1,587,000	1,993,542
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	220,000	200,258
5.75%, 01/15/2028(b)	1,866,000	1,595,617
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	960,000	918,610
DCP Midstream Operating L.P.,
5.38%, 07/15/2025	1,488,000	1,571,529
5.63%, 07/15/2027	369,000	383,206
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	1,239,000	1,367,875
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	647,000	640,824
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	3,343,000	2,314,493
Rattler Midstream L.P., 5.63%, 07/15/2025(b)	962,000	1,017,113
Southern Gas Corridor CJSC (Azerbaijan), 6.88%, 03/24/2026(b)	3,800,000	4,487,420
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	927,000	986,935
5.50%, 03/01/2030(b)	1,638,000	1,721,440
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Western Midstream Operating L.P.,
4.10%, 02/01/2025	$792,000	$791,358
4.75%, 08/15/2028	467,000	472,725
		20,462,945
Other Diversified Financial Services–0.52%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	2,410,000	2,522,740
8.50%, 10/30/2025(b)	415,000	454,176
JIC Zhixin Ltd. (China), 3.00%, 11/24/2022(b)	2,570,000	2,665,152
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	2,222,000	2,249,831
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	1,037,000	1,081,710
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	1,645,000	1,703,587
		10,677,196
Packaged Foods & Meats–0.73%
B&G Foods, Inc.,
5.25%, 04/01/2025	1,383,000	1,446,798
5.25%, 09/15/2027	347,000	369,201
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	1,968,000	2,172,672
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	1,581,000	2,121,705
5.00%, 06/04/2042	1,744,000	1,954,322
5.50%, 06/01/2050(b)	2,175,000	2,560,544
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	664,000	703,010
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	1,905,000	2,085,356
4.63%, 04/15/2030(b)	654,000	689,153
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	918,000	950,226
		15,052,987
Paper Packaging–0.04%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	459,000	476,499
GPC Merger Sub, Inc., 7.13%, 08/15/2028(b)	248,000	258,385
		734,884
Paper Products–0.22%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	1,059,000	1,004,096
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	3,255,000	3,467,194
		4,471,290
Personal Products–0.10%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	611,000	662,254
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	1,326,000	1,443,682
		2,105,936
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Pharmaceuticals–0.61%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	$359,000	$375,029
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	2,094,000	2,357,844
Bausch Health Cos., Inc.,
5.88%, 05/15/2023(b)	12,000	12,009
6.13%, 04/15/2025(b)	913,000	943,586
5.50%, 11/01/2025(b)	490,000	508,968
9.00%, 12/15/2025(b)	1,632,000	1,805,318
5.75%, 08/15/2027(b)	135,000	146,838
6.25%, 02/15/2029(b)	1,522,000	1,619,164
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	849,000	916,920
6.00%, 06/30/2028(b)	1,071,000	817,709
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	1,296,000	1,362,828
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	1,658,000	1,765,671
		12,631,884
Property & Casualty Insurance–0.04%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	755,000	834,132
Publishing–0.14%
Meredith Corp., 6.88%, 02/01/2026	3,312,000	2,884,172
Railroads–0.28%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,942,344
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	4,331,000	3,956,996
		5,899,340
Research & Consulting Services–0.03%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	583,000	663,305
Restaurants–0.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	1,107,000	1,138,334
IRB Holding Corp.,
7.00%, 06/15/2025(b)	429,000	467,342
6.75%, 02/15/2026(b)	2,225,000	2,241,687
		3,847,363
Security & Alarm Services–0.29%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	656,000	702,740
Brink’s Co. (The),
5.50%, 07/15/2025(b)	245,000	260,772
4.63%, 10/15/2027(b)	2,167,000	2,210,676
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	1,383,000	1,509,807
	Principal Amount	Value
Security & Alarm Services–(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	$1,260,000	$1,401,517
		6,085,512
Sovereign Debt–13.59%
Abu Dhabi Government International Bond (United Arab Emirates),
2.50%, 04/16/2025(b)	600,000	642,000
4.13%, 10/11/2047(b)	900,000	1,178,637
3.13%, 09/30/2049(b)	1,090,000	1,223,466
Angolan Government International Bond (Angola),
9.50%, 11/12/2025(b)	2,220,000	2,033,021
9.38%, 05/08/2048(b)	3,900,000	3,210,382
9.13%, 11/26/2049(b)	1,140,000	937,069
Bahrain Government International Bond (Bahrain),
6.13%, 07/05/2022(b)	2,800,000	2,933,487
6.75%, 09/20/2029(b)	1,100,000	1,220,930
6.00%, 09/19/2044(b)	1,200,000	1,187,154
7.50%, 09/20/2047(b)	1,000,000	1,120,414
Bolivian Government International Bond (Bolivia), 4.50%, 03/20/2028(b)	3,899,000	3,489,605
Brazilian Government International Bond (Brazil),
4.25%, 01/07/2025	4,600,000	4,963,699
5.63%, 01/07/2041	910,000	1,039,457
5.63%, 02/21/2047	600,000	688,077
4.75%, 01/14/2050	1,070,000	1,109,456
Chile Government International Bond (Chile),
3.13%, 01/21/2026	1,820,000	2,036,808
3.24%, 02/06/2028	200,000	225,219
China Government International Bond (China),
2.63%, 11/02/2027(b)	500,000	557,146
2.75%, 12/03/2039(b)	1,090,000	1,210,017
4.00%, 10/19/2048(b)	1,000,000	1,394,935
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	6,700,000	7,306,752
4.50%, 03/15/2029	1,640,000	1,867,238
7.38%, 09/18/2037	3,500,000	5,124,000
Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	1,300,000	1,067,300
7.16%, 03/12/2045(b)	1,200,000	1,075,800
Croatia Government International Bond (Croatia),
5.50%, 04/04/2023(b)	2,264,000	2,522,549
6.00%, 01/26/2024(b)	2,565,000	2,982,325
Dominican Republic International Bond (Dominican Republic),
5.95%, 01/25/2027(b)	2,228,000	2,371,840
7.45%, 04/30/2044(b)	2,935,000	3,318,017
6.85%, 01/27/2045(b)	2,902,000	3,083,375
6.40%, 06/05/2049(b)	935,000	949,025
Ecuador Government International Bond (Ecuador), 10.75%, 01/31/2029(b)	5,500,000	2,846,250
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Egypt Government International Bond (Egypt),
5.88%, 06/11/2025(b)	$1,500,000	$1,520,468
7.60%, 03/01/2029(b)	200,000	204,474
8.50%, 01/31/2047(b)	2,896,000	2,871,094
7.90%, 02/21/2048(b)	1,200,000	1,109,700
8.70%, 03/01/2049(b)	2,110,000	2,096,331
El Salvador Government International Bond (El Salvador),
7.65%, 06/15/2035(b)	1,110,000	999,000
7.12%, 01/20/2050(b)	1,120,000	935,480
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	764,523
8.13%, 03/26/2032(b)	2,590,000	2,430,586
8.95%, 03/26/2051(b)	738,000	669,890
Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	312,800
Hungary Government International Bond (Hungary),
5.75%, 11/22/2023	1,020,000	1,174,275
5.38%, 03/25/2024	1,210,000	1,393,046
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	5,230,000	8,551,857
6.63%, 02/17/2037(b)	1,100,000	1,581,487
7.75%, 01/17/2038(b)	830,000	1,317,322
6.75%, 01/15/2044(b)	3,030,000	4,685,510
5.95%, 01/08/2046(b)	420,000	609,701
Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	665,015
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,866,400
Jordan Government International Bond (Jordan),
6.13%, 01/29/2026(b)	1,000,000	1,043,580
5.75%, 01/31/2027(b)	1,200,000	1,220,938
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,812,287
6.50%, 07/21/2045(b)	700,000	1,095,504
Kenya Government International Bond (Kenya),
6.88%, 06/24/2024(b)	1,100,000	1,119,228
7.25%, 02/28/2028(b)	1,100,000	1,092,036
Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	6,750,000	7,661,311
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	276,121
Mexico Government International Bond (Mexico),
4.15%, 03/28/2027	2,500,000	2,754,687
5.55%, 01/21/2045	500,000	631,875
4.60%, 01/23/2046	1,050,000	1,173,947
5.75%, 10/12/2110	2,508,000	3,014,102
Series A, 6.05%, 01/11/2040	3,682,000	4,784,004
Principal Amount		Value
Sovereign Debt–(continued)
Mongolia Government International Bond (Mongolia), 8.75%, 03/09/2024(b)	$2,216,000	$2,452,091
Nigeria Government International Bond (Nigeria),
8.75%, 01/21/2031(b)	2,550,000	2,628,718
7.88%, 02/16/2032(b)	2,470,000	2,392,467
7.70%, 02/23/2038(b)	900,000	842,135
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	2,310,000	2,160,714
5.63%, 01/17/2028(b)	4,875,000	4,636,876
6.75%, 01/17/2048(b)	1,054,000	938,682
Pakistan Government International Bond (Pakistan),
8.25%, 04/15/2024(b)	1,640,000	1,724,959
8.25%, 09/30/2025(b)	1,210,000	1,279,575
6.88%, 12/05/2027(b)	2,800,000	2,760,240
Panama Government International Bond (Panama),
4.00%, 09/22/2024	3,725,000	4,120,781
7.13%, 01/29/2026	1,110,000	1,426,139
8.88%, 09/30/2027	969,000	1,407,288
3.88%, 03/17/2028	1,000,000	1,161,095
6.70%, 01/26/2036	1,090,000	1,679,194
Paraguay Government International Bond (Paraguay),
5.00%, 04/15/2026(b)	1,000,000	1,157,500
6.10%, 08/11/2044(b)	1,000,000	1,355,000
5.60%, 03/13/2048(b)	900,000	1,165,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 4.33%, 05/28/2025(b)	300,000	336,750
Peruvian Government International Bond (Peru),
7.35%, 07/21/2025	600,000	780,687
2.84%, 06/20/2030	1,170,000	1,316,320
8.75%, 11/21/2033	721,000	1,262,428
6.55%, 03/14/2037	1,084,000	1,744,476
5.63%, 11/18/2050	802,000	1,370,855
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	110,791
10.63%, 03/16/2025	1,444,000	2,072,955
3.75%, 01/14/2029	200,000	237,700
9.50%, 02/02/2030	80,000	134,608
6.38%, 01/15/2032	3,011,000	4,364,170
6.38%, 10/23/2034	850,000	1,290,039
3.95%, 01/20/2040	900,000	1,116,779
Qatar Government International Bond (Qatar),
4.00%, 03/14/2029(b)	200,000	237,526
5.75%, 01/20/2042(b)	2,330,000	3,584,197
5.10%, 04/23/2048(b)	3,660,000	5,388,581
4.82%, 03/14/2049(b)	1,100,000	1,574,492
RAK Capital (United Arab Emirates), 3.09%, 03/31/2025(b)	4,543,000	4,800,997
Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	599,000	637,952
4.00%, 01/22/2024	3,380,000	3,780,682
3.25%, 04/06/2026	1,983,000	2,243,269
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Republic of South Africa Government International Bond (South Africa),
5.88%, 06/22/2030	$3,200,000	$3,306,870
5.38%, 07/24/2044	2,250,000	1,988,843
5.75%, 09/30/2049	1,800,000	1,605,847
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	833,000	898,994
6.13%, 01/22/2044(b)	2,690,000	3,685,300
Russian Foreign Bond (Russia),
5.63%, 04/04/2042(b)	2,200,000	3,015,509
5.88%, 09/16/2043(b)	1,200,000	1,707,240
Russian Foreign Bond - Eurobond (Russia),
4.75%, 05/27/2026(b)	3,200,000	3,700,637
12.75%, 06/24/2028(b)	1,000,000	1,731,628
5.10%, 03/28/2035(b)	600,000	750,984
5.25%, 06/23/2047(b)	1,000,000	1,367,636
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	500,000	549,660
3.63%, 03/04/2028(b)	300,000	337,306
4.38%, 04/16/2029(b)	538,000	641,301
4.63%, 10/04/2047(b)	2,900,000	3,747,252
5.00%, 04/17/2049(b)	2,660,000	3,653,443
5.25%, 01/16/2050(b)	2,680,000	3,810,628
Slovakia Government International Bond (Slovakia), 4.38%, 05/21/2022(b)	4,658,000	4,989,813
Sri Lanka Government International Bond (Sri Lanka),
6.83%, 07/18/2026(b)	2,510,000	1,907,634
6.20%, 05/11/2027(b)	2,100,000	1,564,507
6.75%, 04/18/2028(b)	1,776,000	1,323,120
7.85%, 03/14/2029(b)	1,041,000	796,365
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 08/04/2026(b)	3,430,000	3,541,475
Turkey Government International Bond (Turkey),
4.88%, 10/09/2026	326,000	291,203
6.00%, 03/25/2027	1,890,000	1,781,467
7.63%, 04/26/2029	2,430,000	2,470,399
11.88%, 01/15/2030	1,920,000	2,497,369
8.00%, 02/14/2034	1,580,000	1,640,830
6.88%, 03/17/2036	1,218,000	1,131,291
7.25%, 03/05/2038	1,170,000	1,131,595
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2022(b)	657,000	685,637
7.75%, 09/01/2023(b)	650,000	676,497
7.75%, 09/01/2024(b)	650,000	675,054
7.75%, 09/01/2026(b)	1,090,000	1,118,645
7.75%, 09/01/2027(b)	1,090,000	1,116,939
9.75%, 11/01/2028(b)	900,000	1,006,740
Uruguay Government International Bond (Uruguay),
4.38%, 01/23/2031	2,420,000	2,971,312
7.88%, 01/15/2033	1,430,000	2,269,853
7.63%, 03/21/2036	2,510,000	4,014,230
	Principal Amount	Value
Sovereign Debt–(continued)
Vietnam Government International Bond (Vietnam), 4.80%, 11/19/2024(b)	$1,000,000	$1,112,542
		281,242,832
Specialized Consumer Services–0.10%
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024(b)	367,000	378,966
7.45%, 08/15/2027	1,473,000	1,590,560
		1,969,526
Specialized REITs–0.21%
Iron Mountain, Inc.,
5.25%, 03/15/2028(b)	1,488,000	1,565,845
5.25%, 07/15/2030(b)	640,000	672,400
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	3,542,000	2,156,564
		4,394,809
Specialty Chemicals–0.15%
Element Solutions, Inc., 5.88%, 12/01/2025(b)	1,628,000	1,685,981
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	1,444,000	1,478,021
		3,164,002
Systems Software–0.08%
Boxer Parent Co., Inc.,
7.13%, 10/02/2025(b)	533,000	585,570
9.13%, 03/01/2026(b)	978,000	1,040,959
		1,626,529
Technology Hardware, Storage & Peripherals–0.12%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	1,592,000	1,654,422
8.10%, 07/15/2036(b)	357,000	485,361
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	276,000	287,903
		2,427,686
Textiles–0.09%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	2,783,000	1,962,015
Thrifts & Mortgage Finance–0.05%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	791,000	808,181
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	296,000	322,212
		1,130,393
Trading Companies & Distributors–0.52%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)	1,615,000	1,290,789
BMC East LLC, 5.50%, 10/01/2024(b)	1,577,000	1,618,231
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	2,442,000	2,588,520
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
5.88%, 09/15/2026	$756,000	$807,873
6.50%, 12/15/2026	870,000	966,931
5.50%, 05/15/2027	218,000	235,031
5.25%, 01/15/2030	1,693,000	1,857,009
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	1,241,000	1,357,536
		10,721,920
Trucking–0.04%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 05/15/2025(b)	714,000	831,364
Wireless Telecommunication Services–0.56%
Digicel Group 0.5 Ltd. (Jamaica),
10.00%, 2.00% PIK Rate, 8.00% Cash Rate, 04/01/2024(d)	194,787	148,038
8.00%, 3.00% PIK Rate, 5.00% Cash Rate, 04/01/2025(b)(d)	62,720	21,638
Conv., 7.00% 2.00% PIK Rate, 5.00% Cash Rate(b)(d)(e)	10,388	1,402
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(c)	883,000	50,773
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)(c)	277,000	81,196
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	921,000	920,876
Sprint Capital Corp., 8.75%, 03/15/2032	1,078,000	1,663,893
Sprint Communications, Inc., 11.50%, 11/15/2021	673,000	757,310
Sprint Corp.,
7.25%, 09/15/2021	40,000	42,350
7.88%, 09/15/2023	5,467,000	6,355,387
7.63%, 02/15/2025	667,000	811,369
7.63%, 03/01/2026	518,000	648,274
		11,502,506
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,184,643,228)		1,192,499,383
	Shares
Preferred Stocks–20.57%
Alternative Carriers–0.48%
Qwest Corp., 6.50%, Pfd.	126,015	3,087,368
Qwest Corp., 6.75%, Pfd.	78,805	2,002,435
Qwest Corp., 6.13%, Pfd.	92,536	2,207,909
Qwest Corp., 6.88%, Pfd.	35,821	901,256
Qwest Corp., 6.63%, Pfd.	55,565	1,378,568
Qwest Corp., 7.00%, Pfd.	15,000	384,000
		9,961,536
Asset Management & Custody Banks–0.88%
Affiliated Managers Group, Inc., 5.88%, Pfd.	35,820	996,512
Allied Capital Corp., 6.88%, Pfd.	27,462	715,110
Apollo Global Management, Inc., 6.38%, Series A, Pfd.	32,835	882,605
Apollo Global Management, Inc., 6.38%, Series B, Pfd.	35,820	986,125
Shares		Value
Asset Management & Custody Banks–(continued)
Ares Management Corp., 7.00%, Series A, Pfd.	37,014	$970,507
Bank of New York Mellon Corp. (The), 5.20%, Pfd.	69,476	1,775,807
Brightsphere Investment Group, Inc., 5.13%, Pfd.	14,925	367,454
KKR & Co., Inc., 6.75%, Series A, Pfd.	41,193	1,088,731
KKR & Co., Inc., 6.50%, Series B, Pfd.	18,507	498,023
Legg Mason, Inc., 6.38%, Pfd.	21,374	557,220
Legg Mason, Inc., 5.45%, Pfd.	73,237	1,890,247
Northern Trust Corp., 4.70%, Series E, Pfd.	47,999	1,300,293
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	21,492	582,863
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	28,059	754,226
Prospect Capital Corp., 6.25%, Pfd.	27,993	704,584
State Street Corp., 5.35%, Series G, Pfd.	60,661	1,722,772
State Street Corp., 5.90%, Series D, Pfd.	89,850	2,460,093
		18,253,172
Automobile Manufacturers–0.21%
Ford Motor Co., 6.20%, Pfd.	89,551	2,123,254
Ford Motor Co., 6.00%, Pfd.	95,521	2,149,223
		4,272,477
Consumer Finance–0.78%
Capital One Financial Corp., 5.20%, Series G, Pfd.	90,081	2,335,800
Capital One Financial Corp., 6.00%, Series H, Pfd.	63,049	1,673,951
Capital One Financial Corp., 6.20%, Series F, Pfd.	59,564	1,527,817
Capital One Financial Corp., 5.00%, Series I, Pfd.	178,692	4,463,726
Capital One Financial Corp., 4.80%, Series J, Pfd.	134,973	3,178,614
Navient Corp., 6.00%, Pfd.	35,820	784,458
Synchrony Financial, 5.63%, Series A, Pfd.	89,551	2,159,970
		16,124,336
Department Stores–0.02%
Dillard’s Capital Trust I, 7.50%, Pfd.	23,880	470,914
Diversified Banks–4.79%
Bank of America Corp., 6.20%, Series CC, Pfd.	149,150	3,854,036
Bank of America Corp., 6.00%, Series EE, Pfd.	126,975	3,312,778
Bank of America Corp., 6.00%, Series GG, Pfd.	187,475	5,116,193
Bank of America Corp., 5.88%, Series HH, Pfd.	130,350	3,588,535
Bank of America Corp., 5.38%, Series KK, Pfd.	193,053	5,260,694
Bank of America Corp., 5.00%, Series LL, Pfd.	179,200	4,800,768
Citigroup, Inc., 6.30%, Series S, Pfd.	123,580	3,187,128
Citigroup, Inc., 7.13%, Series J, Pfd.	113,431	3,220,306
Citigroup, Inc., 6.88%, Series K, Pfd.	178,505	4,998,140
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Diversified Banks–(continued)
JPMorgan Chase & Co., 6.10%, Series AA, Pfd.	169,758	$4,299,970
JPMorgan Chase & Co., 6.15%, Series BB, Pfd.	136,998	3,455,090
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	202,071	5,633,739
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	220,387	6,256,787
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	107,215	2,906,599
U.S. Bancorp, 5.50%, Series K, Pfd.	92,394	2,539,911
U.S. Bancorp, 6.50%, Series F, Pfd.	154,532	4,129,095
U.S. Bancorp, 5.15%, Pfd.	10,000	259,400
Wells Fargo & Co., 5.70%, Series W, Pfd.	134,273	3,423,961
Wells Fargo & Co., 5.50%, Series X, Pfd.	214,223	5,462,686
Wells Fargo & Co., 5.63%, Series Y, Pfd.	109,537	2,840,294
Wells Fargo & Co., 5.20%, Pfd.	100,598	2,535,070
Wells Fargo & Co., 5.13%, Series O, Pfd.	88,426	2,228,335
Wells Fargo & Co., 5.25%, Series P, Pfd.	85,009	2,141,377
Wells Fargo & Co., 5.85%, Series Q, Pfd.	186,634	4,708,776
Wells Fargo & Co., 6.63%, Series R, Pfd.	95,248	2,551,694
Wells Fargo & Co., 6.00%, Series T, Pfd.	18,763	486,900
Wells Fargo & Co., 6.00%, Series V, Pfd.	134,123	3,433,549
Wells Fargo & Co., 4.75%, Series Z, Pfd.	105,464	2,573,322
		99,205,133
Diversified Chemicals–0.03%
EI du Pont de Nemours & Co., 4.50%, Series B, Pfd.	4,994	526,018
Diversified REITs–0.27%
iStar, Inc., 8.00%, Series D, Pfd.	11,940	302,559
iStar, Inc., 7.50%, Series I, Pfd.	14,925	360,588
PS Business Parks, Inc., 5.20%, Series W, Pfd.	22,656	590,189
PS Business Parks, Inc., 5.25%, Series X, Pfd.	27,462	714,287
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	23,880	626,611
PS Business Parks, Inc., 4.88%, Series Z, Pfd.	38,805	986,811
VEREIT, Inc., 6.70%, Series F, Pfd.	74,242	1,910,247
		5,491,292
Electric Utilities–1.75%
Alabama Power Co., 5.00%, Series A, Pfd.	29,850	796,099
Duke Energy Corp., 5.13%, Pfd.	59,701	1,541,480
Duke Energy Corp., 5.63%, Pfd.	59,701	1,669,240
Duke Energy Corp., 5.75%, Series A, Pfd.	119,401	3,404,122
Entergy Arkansas LLC, 4.88%, Pfd.	48,955	1,283,110
Entergy Arkansas LLC, 4.90%, Pfd.	23,880	620,880
Shares		Value
Electric Utilities–(continued)
Entergy Arkansas LLC, 4.75%, Pfd.	14,925	$385,811
Entergy Louisiana LLC, 4.88%, Pfd.	32,238	836,576
Entergy Louisiana LLC, 5.25%, Pfd.	23,880	629,238
Entergy Louisiana LLC, 4.70%, Pfd.	11,940	305,186
Entergy Mississippi LLC, 4.90%, Pfd.	31,044	818,320
Entergy New Orleans LLC, 5.50%, Pfd.	13,134	355,669
Entergy Texas, Inc., 5.63%, Pfd.	16,119	423,446
Georgia Power Co., 5.00%, Series 2017A, Pfd.	32,238	857,531
Interstate Power and Light Co., 5.10%, Series D, Pfd.	23,880	608,224
NextEra Energy Capital Holdings, Inc., 5.00%, Pfd.	68,199	1,732,255
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	94,550	2,632,272
NextEra Energy Capital Holdings, Inc., 5.13%, Series I, Pfd.	21,000	533,610
PPL Capital Funding, Inc., 5.90%, Series B, Pfd.	53,731	1,382,499
SCE Trust II, 5.10%, Pfd.	28,230	682,037
SCE Trust III, 5.75%, Series H, Pfd.	27,902	630,027
SCE Trust IV, 5.38%, Series J, Pfd.	32,020	703,800
SCE Trust V, 5.45%, Series K, Pfd.	28,611	641,459
SCE Trust VI, 5.00%, Pfd.	96,986	2,228,738
Southern Co. (The), 5.25%, Pfd.	111,383	2,939,397
Southern Co. (The), 5.25%, Pfd.	66,488	1,791,852
Southern Co. (The), 6.25%, Pfd.	135,211	3,447,880
Southern Co. (The), 4.95%, Series 2020, Pfd.	89,324	2,340,289
		36,221,047
Gas Utilities–0.07%
South Jersey Industries, Inc., 5.63%, Pfd.	23,880	617,059
Spire, Inc., 5.90%, Series A, Pfd.	29,850	814,905
		1,431,964
Health Care REITs–0.07%
Diversified Healthcare Trust, 5.63%, Pfd.	79,801	1,445,196
Integrated Telecommunication Services–0.77%
AT&T, Inc., 5.35%, Pfd.	157,547	4,178,146
AT&T, Inc., 5.63%, Pfd.	98,506	2,708,915
AT&T, Inc., 5.00%, Series A, Pfd.	142,954	3,761,120
AT&T, Inc., 4.75%, Series C, Pfd.	208,474	5,228,528
		15,876,709
Internet & Direct Marketing Retail–0.21%
eBay, Inc., 6.00%, Pfd.	89,551	2,314,894
QVC, Inc., 6.38%, Pfd.	18,437	443,594
QVC, Inc., 6.25%, Pfd.	72,825	1,651,671
		4,410,159
Investment Banking & Brokerage–1.38%
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	89,346	2,372,136
Charles Schwab Corp. (The), 6.00%, Series C, Pfd.	71,857	1,851,036
Goldman Sachs Group, Inc. (The), 6.30%, Series N, Pfd.	80,596	2,101,944
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.	119,401	$3,215,469
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.	83,581	2,290,119
Morgan Stanley, 5.85%, Series K, Pfd.	119,401	3,416,063
Morgan Stanley, 7.13%, Series E, Pfd.	102,984	2,960,790
Morgan Stanley, 6.88%, Series F, Pfd.	101,491	2,912,792
Morgan Stanley, 6.38%, Series I, Pfd.	119,401	3,371,884
Morgan Stanley, 4.88%, Series L, Pfd.	59,701	1,568,345
Stifel Financial Corp., 6.25%, Series A, Pfd.	17,910	468,705
Stifel Financial Corp., 5.20%, Pfd.	26,865	715,415
Stifel Financial Corp., 6.25%, Series B, Pfd.	19,104	514,662
Stifel Financial Corp., 6.13%, Series C, Pfd.	26,865	719,176
		28,478,536
Leisure Products–0.08%
Brunswick Corp., 6.50%, Pfd.	22,089	591,322
Brunswick Corp., 6.63%, Pfd.	14,925	403,572
Brunswick Corp., 6.38%, Pfd.	27,462	737,904
		1,732,798
Life & Health Insurance–1.44%
AEGON Funding Co. LLC, 5.10%, Pfd.	110,446	2,768,881
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.	47,761	1,115,219
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.	35,738	890,948
Athene Holding Ltd., 6.35%, Series A, Pfd.	119,352	3,110,313
Athene Holding Ltd., 5.63%, Series B, Pfd.	34,937	865,040
Athene Holding Ltd., 6.38%, Series C, Pfd.	71,477	1,871,983
Brighthouse Financial, Inc., 6.25%, Pfd.	34,062	911,159
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	69,337	1,834,657
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	40,000	1,042,800
Globe Life, Inc., 6.13%, Pfd.	35,820	931,320
MetLife, Inc., 5.63%, Series E, Pfd.	130,286	3,642,797
MetLife, Inc., 4.75%, Series F, Pfd.	89,787	2,307,526
Prudential Financial, Inc., 5.63%, Pfd.	67,462	1,855,880
Prudential Financial, Inc., 5.75%, Pfd.	68,656	1,789,175
Prudential Financial, Inc., 5.70%, Pfd.	84,775	2,199,064
Prudential PLC, 6.75%, Pfd.	57,916	1,579,369
Prudential PLC, 6.50%, Pfd.	8,800	244,640
Unum Group, 6.25%, Pfd.	35,820	942,782
		29,903,553
Multi-line Insurance–0.33%
American Financial Group, Inc., 6.00%, Pfd.	17,910	458,317
American Financial Group, Inc., 5.88%, Pfd.	14,925	413,870
American Financial Group, Inc., 5.13%, Pfd.	23,880	632,820
American Financial Group, Inc., 5.63%, Pfd.	17,869	474,422
Shares		Value
Multi-line Insurance–(continued)
American International Group, Inc., 5.85%, Series A, Pfd.	59,701	$1,644,165
Hartford Financial Services Group, Inc. (The), 7.88%, Pfd.	94,684	2,707,016
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	17,937	509,411
		6,840,021
Multi-Sector Holdings–0.09%
PartnerRe Ltd., 7.25%, Series H, Pfd.	62,358	1,621,932
PartnerRe Ltd., 5.88%, Series I, Pfd.	7,000	178,430
PartnerRe Ltd., 6.50%, Series G, Pfd.	5,500	142,285
		1,942,647
Multi-Utilities–0.55%
Algonquin Power & Utilities Corp., 6.88%, Pfd.	34,328	938,871
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.	41,790	1,130,837
CMS Energy Corp., 5.63%, Pfd.	12,500	342,000
CMS Energy Corp., 5.88%, Pfd.	17,335	472,726
CMS Energy Corp., 5.88%, Pfd.	102,174	2,817,959
DTE Energy Co., 5.25%, Pfd.	23,880	613,238
Integrys Holding, Inc., 6.00%, Pfd.	40,250	1,033,433
NiSource, Inc., 6.50%, Series B, Pfd.	60,618	1,663,964
Sempra Energy, 5.75%, Pfd.	90,447	2,434,833
		11,447,861
Office REITs–0.23%
Boston Properties, Inc., 5.25%, Series B, Pfd.	23,880	605,358
Office Properties Income Trust, 5.88%, Pfd.	37,014	927,571
SL Green Realty Corp., 6.50%, Series I, Pfd.	27,462	704,400
Vornado Realty Trust, 5.40%, Series L, Pfd.	93,552	2,156,374
Vornado Realty Trust, 5.25%, Series M, Pfd.	17,000	389,300
		4,783,003
Office Services & Supplies–0.04%
Pitney Bowes, Inc., 6.70%, Pfd.	50,746	863,697
Oil & Gas Storage & Transportation–0.39%
DCP Midstream L.P., 7.88%, Series B, Pfd.	19,253	308,048
DCP Midstream L.P., 7.95%, Series C, Pfd.	13,134	218,156
Enbridge, Inc., 6.38%, Series B, Pfd.	71,641	1,783,861
Energy Transfer Operating L.P., 7.38%, Series C, Pfd.	37,128	674,616
Energy Transfer Operating L.P., 7.63%, Series D, Pfd.	41,778	769,968
Energy Transfer Operating L.P., 7.60%, Series E, Pfd.	129,948	2,471,611
NuStar Energy L.P., 8.50%, Series A, Pfd.	27,044	520,056
NuStar Energy L.P., 9.00%, Series C, Pfd.	20,597	415,030
NuStar Energy L.P., 7.63%, Series B, Pfd.	45,970	804,015
		7,965,361
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Other Diversified Financial Services–0.16%
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	95,521	$2,348,861
Voya Financial, Inc., 5.35%, Series B, Pfd.	35,820	1,009,766
		3,358,627
Property & Casualty Insurance–1.02%
Allstate Corp. (The), 5.63%, Series G, Pfd.	72,051	2,015,987
Allstate Corp. (The), 5.10%, Pfd.	59,646	1,619,985
Allstate Corp. (The), 5.10%, Series H, Pfd.	136,246	3,675,917
Allstate Corp. (The), 4.75%, Series I, Pfd.	35,738	958,493
Arch Capital Group Ltd., 5.25%, Series E, Pfd.	74,374	1,895,050
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	20,374	536,651
Argo Group U.S., Inc., 6.50%, Pfd.	17,164	435,107
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	29,850	749,235
Aspen Insurance Holdings Ltd., 5.95%, Pfd.	32,835	868,157
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	29,850	756,399
Assured Guaranty Municipal Holdings, Inc., 6.25%, Pfd.	57,319	1,522,393
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	68,158	1,744,845
Hanover Insurance Group, Inc. (The), 6.35%, Pfd.	20,895	530,733
W.R. Berkley Corp., 5.75%, Pfd.	34,626	911,703
W.R. Berkley Corp., 5.70%, Pfd.	22,089	587,567
W.R. Berkley Corp., 5.63%, Pfd.	41,790	1,058,541
W.R. Berkley Corp., 5.90%, Pfd.	13,134	342,141
W.R. Berkley Corp., 5.10%, Pfd.	35,820	917,350
		21,126,254
Real Estate Operating Companies–0.08%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	21,970	440,499
Brookfield Property Partners L.P., 6.38%, Series A2, Pfd.	29,850	581,776
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	34,328	617,904
		1,640,179
Regional Banks–2.36%
Associated Banc-Corp., 5.88%, Series E, Pfd.	11,940	316,529
Associated Banc-Corp., 5.63%, Series F, Pfd.	11,913	304,735
BancorpSouth Bank, 5.50%, Series A, Pfd.	20,597	536,140
BOK Financial Corp., 5.38%, Pfd.	17,910	463,511
CIT Group, Inc., 5.63%, Series B, Pfd.	24,850	552,912
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.	21,249	571,386
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	73,474	1,822,890
Commerce Bancshares, Inc., 6.00%, Series B, Pfd.	17,910	464,765
Shares		Value
Regional Banks–(continued)
Dime Community Bancshares, Inc., 5.50%, Series A, Pfd.	15,782	$318,796
Fifth Third Bancorp, 6.63%, Series I, Pfd.	73,774	2,023,621
Fifth Third Bancorp, 6.00%, Series A, Pfd.	12,500	335,000
Fifth Third Bancorp, 4.95%, Series K, Pfd.	26,374	685,460
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	41,193	1,040,123
First Horizon National Corp., 6.20%, Series A, Pfd.	11,940	309,365
First Horizon National Corp., 6.50%, Pfd.	17,869	462,807
First Horizon National Corp., 6.10%, Series D, Pfd.	11,940	272,351
First Midwest Bancorp, Inc., 7.00%, Series A, Pfd.	12,866	324,738
First Republic Bank, 5.50%, Series G, Pfd.	17,910	464,585
First Republic Bank, 5.13%, Series H, Pfd.	23,880	631,865
First Republic Bank, 5.50%, Series I, Pfd.	35,820	980,752
First Republic Bank, 5.70%, Series F, Pfd.	11,940	307,336
First Republic Bank, 4.70%, Series J, Pfd.	47,164	1,225,321
FNB Corp., 7.25%, Pfd.	13,239	356,261
Hancock Whitney Corp., 5.95%, Pfd.	17,910	457,063
Hancock Whitney Corp., 6.25%, Pfd.	21,000	550,935
Huntington Bancshares, Inc., 6.25%, Series D, Pfd.	78,088	1,994,368
Huntington Bancshares, Inc., 5.88%, Series C, Pfd.	10,932	285,981
KeyCorp, 6.13%, Series E, Pfd.	59,966	1,689,242
KeyCorp, 5.65%, Series F, Pfd.	50,746	1,366,590
KeyCorp, 5.63%, Series G, Pfd.	53,731	1,472,767
People’s United Financial, Inc., 5.63%, Series A, Pfd.	29,850	794,607
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.	179,102	4,860,828
PNC Financial Services Group, Inc. (The), 5.38%, Series Q, Pfd.	57,313	1,451,738
Popular Capital Trust I, 6.70%, Pfd.	21,619	561,013
Popular Capital Trust II, 6.13%, Pfd.	15,522	388,050
Regions Financial Corp., 6.38%, Series A, Pfd.	60,155	1,551,999
Regions Financial Corp., 6.38%, Series B, Pfd.	61,531	1,685,334
Regions Financial Corp., 5.70%, Series C, Pfd.	59,564	1,574,872
SVB Financial Group, 5.25%, Series A, Pfd.	41,790	1,091,973
Synovus Financial Corp., 6.30%, Series D, Pfd.	23,880	600,343
Synovus Financial Corp., 5.88%, Series E, Pfd.	41,790	1,017,169
TCF Financial Corp., 5.70%, Series C, Pfd.	20,895	525,509
Texas Capital Bancshares, Inc., 6.50%, Series A, Pfd.	17,910	450,437
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
Texas Capital Bancshares, Inc., 6.50%, Pfd.	13,254	$341,423
Truist Financial Corp., 5.63%, Series H, Pfd.	147,569	3,836,794
Truist Financial Corp., 5.20%, Series G, Pfd.	25,800	654,546
Truist Financial Corp., 5.20%, Series F, Pfd.	10,000	254,000
Truist Financial Corp., 5.25%, Series O, Pfd.	68,499	1,839,198
Valley National Bancorp, 5.50%, Series B, Pfd.	11,940	279,277
Valley National Bancorp, 6.25%, Series A, Pfd.	13,731	377,465
Webster Financial Corp., 5.25%, Series F, Pfd.	17,910	486,615
Wintrust Financial Corp., 6.50%, Series D, Pfd.	14,925	385,811
Wintrust Financial Corp., 6.88%, Series E, Pfd.	34,249	883,967
Zions Bancorporation N.A., 6.30%, Series G, Pfd.	16,524	455,071
		48,936,234
Reinsurance–0.30%
Enstar Group Ltd., 7.00%, Series D, Pfd.	55,195	1,480,882
Enstar Group Ltd., 7.00%, Series E, Pfd.	9,125	239,075
Reinsurance Group of America, Inc., 5.75%, Pfd.	71,649	1,963,183
Reinsurance Group of America, Inc., 6.20%, Pfd.	29,999	808,473
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	29,850	818,188
RenaissanceRe Holdings Ltd., 5.38%, Series E, Pfd.	32,835	836,307
		6,146,108
Renewable Electricity–0.03%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	23,880	612,044
Residential REITs–0.12%
American Homes 4 Rent, 5.88%, Series F, Pfd.	24,233	638,539
American Homes 4 Rent, 5.88%, Series G, Pfd.	4,500	117,000
American Homes 4 Rent, 6.50%, Series D, Pfd.	37,089	969,136
American Homes 4 Rent, 6.35%, Series E, Pfd.	27,462	715,385
American Homes 4 Rent, 6.25%, Series H, Pfd.	4,000	110,240
		2,550,300
Retail REITs–0.21%
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	17,910	458,317
Kimco Realty Corp., 5.13%, Series L, Pfd.	26,865	654,163
Kimco Realty Corp., 5.25%, Class M, Pfd.	31,582	774,075
Shares		Value
Retail REITs–(continued)
National Retail Properties, Inc., 5.20%, Series F, Pfd.	41,193	$1,012,524
SITE Centers Corp., 6.38%, Series A, Pfd.	20,895	478,913
SITE Centers Corp., 6.25%, Series K, Pfd.	17,910	416,408
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	20,597	520,074
		4,314,474
Specialized Finance–0.04%
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	29,850	806,248
Specialized REITs–0.93%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	23,880	634,492
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	24,030	639,198
Digital Realty Trust, Inc., 5.88%, Series G, Pfd.	29,850	761,473
Digital Realty Trust, Inc., 6.35%, Series I, Pfd.	29,850	757,295
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	25,074	684,520
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	41,193	1,106,032
EPR Properties, 5.75%, Series G, Pfd.	17,910	303,754
Public Storage, 5.40%, Series B, Pfd.	76,175	1,966,838
Public Storage, 5.13%, Series C, Pfd.	72,074	1,884,014
Public Storage, 4.95%, Series D, Pfd.	99,750	2,573,550
Public Storage, 4.90%, Series E, Pfd.	97,449	2,515,159
Public Storage, 5.15%, Series F, Pfd.	9,700	256,080
Public Storage, 5.05%, Series G, Pfd.	21,400	573,520
Public Storage, 5.20%, Series W, Pfd.	17,700	448,164
Public Storage, 5.60%, Series H, Pfd.	21,200	604,412
Public Storage, 4.88%, Series I, Pfd.	33,500	913,210
Public Storage, 4.70%, Series J, Pfd.	10,000	266,300
Public Storage, 4.75%, Series K, Pfd.	18,500	503,200
Public Storage, 4.63%, Series L, Pfd.	59,564	1,558,790
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	12,747	347,228
		19,297,229
Thrifts & Mortgage Finance–0.08%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.	61,492	1,628,923
Trading Companies & Distributors–0.12%
Air Lease Corp., 6.15%, Series A, Pfd.	29,850	656,700
GATX Corp., 5.63%, Pfd.	17,910	470,138
Triton International Ltd., 8.00%, Pfd.	17,164	418,458
Triton International Ltd., 7.38%, Pfd.	20,895	501,480
Triton International Ltd., 6.88%, Pfd.	17,910	413,184
		2,459,960
Wireless Telecommunication Services–0.26%
Telephone & Data Systems, Inc., 7.00%, Pfd.	35,820	905,530
Telephone & Data Systems, Inc., 5.88%, Pfd.	23,283	578,815
Telephone & Data Systems, Inc., 6.88%, Pfd.	26,865	679,416
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Shares		Value
Wireless Telecommunication Services–(continued)
Telephone & Data Systems, Inc., 6.63%, Pfd.		13,880	$357,965
United States Cellular Corp., 7.25%, Pfd.		35,820	919,141
United States Cellular Corp., 6.95%, Pfd.		40,835	1,053,543
United States Cellular Corp., 7.25%, Pfd.		32,835	834,666
			5,329,076
Total Preferred Stocks (Cost $422,125,937)			425,853,086
	Principal Amount
U.S. Treasury Securities–7.64%
U.S. Treasury Bills–0.14%
0.01% - 0.40%, 09/03/2020(h)(i)		$2,887,000	2,886,713
U.S. Treasury Bonds–7.50%
4.25%, 11/15/2040(i)		96,500,000	155,189,716
Total U.S. Treasury Securities (Cost $129,801,746)			158,076,429

Asset-Backed Securities–0.40%
Apidos CLO XV, Series 2013-15A, Class CRR, 2.12% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(j)		1,400,000	1,314,569
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-1A, Class C, 3.02% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(j)		1,300,000	1,291,415
Series 2019-3A, Class C, 3.12% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(j)		923,000	920,749
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		89,220	87,339
FREMF Mortgage Trust, Series 2012-K23, Class C, 3.66%, 10/25/2045(b)(k)		30,000	30,841
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(k)		4,246	4,365
Magnetite XXIII Ltd., Series 2019-23A, Class C, 2.64% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(j)		1,405,000	1,388,859
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, 2.87% (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(j)		1,405,000	1,397,618
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		1,766,608	1,891,215
Total Asset-Backed Securities (Cost $8,271,170)			8,326,970
Non-U.S. Dollar Denominated Bonds & Notes–0.14%(l)
Casinos & Gaming–0.01%
Codere Finance 2 (Luxembourg) S.A. (Spain), 12.75%, 09/30/2023(b)	EUR	83,000	98,019
	Principal Amount		Value
Construction & Engineering–0.03%
Sarens Finance Co. N.V. (Belgium), 5.75%, 02/21/2027(b)	EUR	567,000	$543,413
Diversified Banks–0.04%
Erste Group Bank AG (Austria), 6.50%(b)(e)	EUR	600,000	735,761
Food Retail–0.01%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	250,000	301,427
Highways & Railtracks–0.03%
Rubis Terminal Infra S.A.S (France), 5.63%, 05/15/2025(b)	EUR	450,000	548,382
Other Diversified Financial Services–0.01%
eG Global Finance PLC (United Kingdom), 6.25%, 10/30/2025(b)	EUR	200,000	235,698
Pharmaceuticals–0.01%
Nidda Healthcare Holding GmbH (Germany), 3.50%, 09/30/2024(b)	EUR	250,000	292,018
Textiles–0.00%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	77,745
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,636,788)			2,832,463
Variable Rate Senior Loan Interests–0.04%(m)
Cable & Satellite–0.02%
Altice Financing S.A. (Luxembourg), Term Loan, 2.92% (1 mo. USD LIBOR + 2.75%), 07/15/2025		$404,503	390,815
Pharmaceuticals–0.02%
Valeant Pharmaceuticals International, Inc. (Canada), First Lien Incremental Term Loan, 2.93% (1 mo. USD LIBOR + 2.75%), 11/27/2025		517,486	508,000
Total Variable Rate Senior Loan Interests (Cost $916,499)			898,815

Agency Credit Risk Transfer Notes–0.01%
Freddie Mac Multifamily Connecticut Avenue Securities TrustSeries 2019-01, Class M10, 3.42% (1 mo. USD LIBOR + 3.25%), 10/15/2049 (Cost $294,000)(b)(j)		294,000	274,444
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.01%
Collateralized Mortgage Obligations–0.01%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023		56,980	4,244
7.50%, 11/25/2023 to 09/25/2030		201,377	34,873
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
3.00%, 12/25/2020 to 01/25/2021	$847	$847
13.76% (1 mo. USD LIBOR + 14.10%), 12/25/2033(j)	3,563	3,666
IO, 6.53% (1 mo. USD LIBOR + 6.70%), 02/25/2024(j)	1,444	90
9.62% (1 mo. USD LIBOR + 9.80%), 03/17/2031(j)	148	11
7.73% (1 mo. USD LIBOR + 7.90%), 11/25/2031(j)	98,717	20,072
7.08% (1 mo. USD LIBOR + 7.25%), 01/25/2032(j)	23,634	4,962
7.78% (1 mo. USD LIBOR + 7.95%), 01/25/2032(j)	23,601	5,071
7.93% (1 mo. USD LIBOR + 8.10%), 03/25/2032(j)	33,320	7,707
7.83%, 04/25/2032 to 08/25/2032	117,749	27,693
6.83%, 08/25/2032 to 09/25/2032	134,273	27,288
7.81% (1 mo. USD LIBOR + 8.00%), 12/18/2032(j)	50,136	11,920
7.91% (1 mo. USD LIBOR + 8.10%), 12/18/2032(j)	33,555	5,846
5.88% (1 mo. USD LIBOR + 6.05%), 07/25/2038(j)	50,031	10,102
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 12/15/2020	$6	$6
IO, 5.83% (1 mo. USD LIBOR + 6.00%), 04/15/2038(j)	52,066	9,726
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(f)	13,565	13,180
IO, 7.00%, 04/01/2027	45,902	6,645
6.00%, 12/15/2032	49,258	8,256
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $164,783)		202,205
	Shares
Money Market Funds–14.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(n)(o)	101,199,365	101,199,364
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(n)(o)	77,417,973	77,464,424
Invesco Treasury Portfolio, Institutional Class, 0.07%(n)(o)	115,656,416	115,656,417
Total Money Market Funds (Cost $294,290,429)		294,320,205
TOTAL INVESTMENTS IN SECURITIES–100.64% (Cost $2,043,144,580)		2,083,284,000
OTHER ASSETS LESS LIABILITIES—(0.64)%		(13,254,277)
NET ASSETS–100.00%		$2,070,029,723
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
PO	– Principal only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $852,400,174, which represented 41.18% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2020 was $7,285,693, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was designated as collateral to cover margin requirements for open future contracts.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2020.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,918,386	$744,333,022	$(664,052,044)	$-	$-	$101,199,364	$238,227
Invesco Liquid Assets Portfolio, Institutional Class	14,949,795	366,921,311	(304,430,321)	28,382	(4,743)	77,464,424	257,767
Invesco Treasury Portfolio, Institutional Class	23,906,727	584,987,740	(493,238,050)	-	-	115,656,417	212,849
Total	$59,774,908	$1,696,242,073	$(1,461,720,415)	$28,382	$(4,743)	$294,320,205	$708,843

(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation
Credit Risk
Morgan Stanley & Co.	Put	0.98%	Markit CDX North America High Yield Index, Series 34, Version 4	(5.00)%	Quarterly	08/19/2020	4.385%	$(66,930)	$(10,000,000)	$(53,785)	$13,145

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	675	September-2020	$110,143,125	$6,285,449	$6,285,449
E-Mini Russell 2000 Index	930	September-2020	68,717,700	5,055,085	5,055,085
EURO STOXX 50 Index	1,920	September-2020	71,988,805	(347,950)	(347,950)
FTSE 100 Index	635	September-2020	48,929,467	(2,434,940)	(2,434,940)
Hang Seng Index	230	August-2020	36,438,009	(274,467)	(274,467)
Tokyo Stock Price Index	818	September-2020	115,642,813	(10,318,986)	(10,318,986)
Subtotal				(2,035,809)	(2,035,809)
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Long Gilt	403	September-2020	$73,088,860	$616,330	$616,330
U.S. Treasury 5 Year Notes	47	September-2020	5,927,875	31,850	31,850
U.S. Treasury 10 Year Ultra Bonds	65	September-2020	10,351,250	133,269	133,269
U.S. Treasury Long Bonds	500	September-2020	91,140,625	2,365,348	2,365,348
U.S. Treasury Ultra Bonds	65	September-2020	14,799,688	340,484	340,484
Subtotal				3,487,281	3,487,281
Subtotal—Long Futures Contracts				1,451,472	1,451,472
Short Futures Contracts
Interest Rate Risk
Euro Bund	160	September-2020	(33,457,568)	(453,666)	(453,666)
U.S. Treasury 10 Year Notes	56	September-2020	(7,844,375)	(22,846)	(22,846)
U.S. Treasury Long Bonds	143	September-2020	(26,066,219)	(693,336)	(693,336)
Subtotal—Short Futures Contracts				(1,169,848)	(1,169,848)
Total Futures Contracts				$281,624	$281,624

(a)	Futures contracts collateralized by $40,060,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/28/2020	Barclays Capital	GBP	165,000	USD	203,575	$(12,438)
08/28/2020	Citibank N.A.	EUR	1,642,000	USD	1,807,957	(127,215)
Total Forward Foreign Currency Contracts						$(139,653)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 34, Version 7	Buy	5.00%	Quarterly	06/20/2025	4.385%	USD	8,460,000	$(55,421)	$(240,442)	$(185,021)

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$7,634,351	$1,184,865,032	$—	$1,192,499,383
Preferred Stocks	425,853,086	—	—	425,853,086
U.S. Treasury Securities	—	158,076,429	—	158,076,429
Asset-Backed Securities	—	8,326,970	—	8,326,970
Non-U.S. Dollar Denominated Bonds & Notes	—	2,832,463	—	2,832,463
Variable Rate Senior Loan Interests	—	898,815	—	898,815
Agency Credit Risk Transfer Notes	—	274,444	—	274,444
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	202,205	—	202,205
Money Market Funds	294,320,205	—	—	294,320,205
Total Investments in Securities	727,807,642	1,355,476,358	—	2,083,284,000
Other Investments - Assets*
Investments Matured	—	52,742	—	52,742
Futures Contracts	14,827,815	—	—	14,827,815
	14,827,815	52,742	—	14,880,557
Other Investments - Liabilities*
Futures Contracts	(14,546,191)	—	—	(14,546,191)
Forward Foreign Currency Contracts	—	(139,653)	—	(139,653)
Options Written	—	(53,785)	—	(53,785)
Swap Agreements	—	(185,021)	—	(185,021)
	(14,546,191)	(378,459)	—	(14,924,650)
Total Other Investments	281,624	(325,717)	—	(44,093)
Total Investments	$728,089,266	$1,355,150,641	$—	$2,083,239,907

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Multi-Asset Income Fund